Note 4 - Assets Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member]
Available-for-sale Securities	$ 15,335	$ 21,629
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale Securities	88,355	97,290
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale Securities	22,719	24,524
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available-for-sale Securities	2,072	2,263
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Available-for-sale Securities	128,481	145,706
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities In Financial Institutions [Member]
Available-for-sale Securities	809	809
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale Securities	129,290	146,515
Fair Value, Inputs, Level 2 [Member]
Available-for-sale Securities	129,290	146,515
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities In Financial Institutions [Member]
Available-for-sale Securities	5	5
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale Securities	5	5
Fair Value, Inputs, Level 1 [Member]
Available-for-sale Securities	5	5
US Government Agencies Debt Securities [Member]
Available-for-sale Securities	15,335	21,629
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale Securities	88,355	97,290
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale Securities	22,719	24,524
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available-for-sale Securities	2,072	2,263
Debt Securities [Member]
Available-for-sale Securities	128,481	145,706
Equity Securities In Financial Institutions [Member]
Available-for-sale Securities	814	814
Available-for-sale Securities	$ 129,295	$ 146,520